SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS (Details) - Level 3 of fair value hierarchy [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discounted cash flows [member] | Operating Properties [Member]
IfrsStatementLineItems [Line Items]
Occupancy rate	7.90%	7.80%
Risk adjusted discount rate	10.80%	10.50%
Discounted cash flows [member] | Operating Properties [Member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows [member] | Operating Properties [Member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows [member] | Properties under development [member]
IfrsStatementLineItems [Line Items]
Occupancy rate	8.10%	7.80%
Risk adjusted discount rate	10.80%	10.40%
Discounted cash flows [member] | Properties under development [member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows [member] | Properties under development [member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows [member] | Land Bank [Member]
IfrsStatementLineItems [Line Items]
Occupancy rate	11.75%	11.25%
Risk adjusted discount rate	7.75%	7.75%
Direct capitalization method [member] | Operating Properties [Member]
IfrsStatementLineItems [Line Items]
Risk adjusted residual capitalization rate	98.20%	98.10%
Going in stabilized capitalization rate	7.90%	7.50%
Direct capitalization method [member] | Operating Properties [Member] | Occupancy rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method [member] | Operating Properties [Member] | Going in stabilized capitalization rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Properties under development [member]
IfrsStatementLineItems [Line Items]
Risk adjusted residual capitalization rate	97.70%	98.80%
Going in stabilized capitalization rate	8.00%	7.80%
Direct capitalization method [member] | Properties under development [member] | Occupancy rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the
Direct capitalization method [member] | Properties under development [member] | Going in stabilized capitalization rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Land Bank [Member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Land Bank [Member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.